Income Taxes (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Income Taxes
Effective income tax rate (as a percent)	41.30%	(238.10%)	30.30%	(78.80%)
Period of cumulative loss			3 years
U.S. federal corporate tax rate (as a percent)			21.00%
NOL carryforward deduction, as percentage of taxable income	80		80
Maximum
Income Taxes
U.S. federal corporate tax rate (as a percent)					35.00%